RELATED PARTY DISCLOSURE (Tables)	12 Months Ended
Mar. 31, 2025
Related party [Abstract]
Disclosure of transactions between related parties
The compensation of the Board and key management personnel is determined by the Board on recommendation from the Human Resources Committee of the Board:

For the years ended	March 31 2025	March 31 2024
Short-term employee benefits	$4,601	$5,710
Fees	696	677
Stock-based compensation (i)	3,792	6,242
Post-employment benefits	64	59
Total remuneration	$9,153	$12,688